 KEMPER VALUE FUND, INC. ("KVF")      KEMPER EUROPE FUND ("KEUF")        KEMPER HORIZON FUND ("KHF")
      Kemper Contrarian Fund            SUPPLEMENT TO PROSPECTUS         Kemper Horizon 20+ Portfolio
    Kemper-Dreman High Return             DATED APRIL 1, 1997            Kemper Horizon 10+ Portfolio
           Equity Fund                 -------------------------          Kemper Horizon 5 Portfolio
   Kemper Small Cap Value Fund                                             SUPPLEMENT TO PROSPECTUS
     SUPPLEMENT TO PROSPECTUS                                              DATED NOVEMBER 21, 1997
       DATED APRIL 25, 1997                                               -------------------------
    -------------------------

                       KEMPER TARGET EQUITY FUND ("KTEF")
                       Kemper Retirement Fund-Series VII
                            SUPPLEMENT TO PROSPECTUS
                               DATED MAY 1, 1997
                           -------------------------

INVESTMENT MANAGER AND UNDERWRITER

Pursuant to the terms of an agreement, Zurich Insurance Company ("Zurich"), the parent of the Funds' investment adviser, Zurich Kemper Investments, Inc. ("ZKI") or, for Kemper Value Fund, Inc., Zurich Kemper Value Advisers, Inc. ("ZKVA"), and Scudder, Stevens & Clark, Inc. ("Scudder") have formed a new global investment organization by combining Scudder's business with that of ZKI and that of ZKVA, and Scudder has changed its name to Scudder Kemper Investments, Inc. ("Scudder Kemper"). As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees. Scudder Kemper, 280 Park Avenue, 40th floor, New York, New York 10017, now manages in excess of $200 billion.

Because the transaction between Scudder and Zurich resulted in the assignment of each Fund's investment management agreement between ZKI or, for Kemper Value Fund, Inc., ZKVA, and each respective Fund, each of those agreements was deemed to be automatically terminated upon consummation of the transaction. In anticipation of the transaction, however, new investment management agreements between each Fund and Scudder Kemper were approved by each respective Fund's Board of Directors or Trustees. A special meeting of shareholders (the "Special Meeting") of each Fund was held in December, 1997, at which time the shareholders also approved the new investment management agreements. The new investment management agreements (each an "Investment Management Agreement" and, collectively, the "Investment Management Agreements") are all effective as of December 31, 1997 and will be in effect for an initial term ending on the same date as would the corresponding previous investment management agreement. Dreman Value Management, L.L.C. continues to provide sub-advisory services to Kemper-Dreman High Return Equity Fund pursuant to a sub-advisory agreement with Scudder Kemper.

Each Fund's Investment Management Agreement is substantially similar to the corresponding investment management agreement terminated by the transaction, except that Scudder Kemper is the new investment adviser to each Fund, the management fee is calculated monthly at 1/12 of the applicable annual rate based upon the average daily net assets for such month, and the expense limitation has been deleted because there are no longer any state expense limitations in effect. In addition, for Funds investing in foreign securities, except for KEUF, each Fund's respective sub-advisory agreement with Zurich Investment Management Limited ("ZIML") has been terminated and Scudder Kemper has assumed the duties previously performed by ZIML under each such Fund's respective sub-advisory agreement. For Kemper Horizon 20+ Portfolio, Kemper Horizon 10+ Portfolio, and Kemper Horizon 5 Portfolio, each Portfolio's respective sub-advisory agreement with Zurich Kemper Value Advisors, Inc. ("ZKVA") has been terminated and Scudder Kemper has assumed the duties previously performed by ZKVA under each Portfolio's respective sub-advisory agreement.

In addition, under a separate agreement between each Fund and Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of Scudder Kemper, SFAC, rather than each Fund's investment manager, will compute the net asset value for each Fund. SFAC does not charge the Funds for this service; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

CAPITAL STRUCTURE

Pending shareholder approval, rather than invest in securities directly, KVF, KHF and KEUF may each in the future seek to achieve its investment objective by pooling its assets with assets of other mutual funds for investment in another investment company having the same investment objective and substantially the same investment policies and restrictions as such Fund. The purpose of such an arrangement is to achieve greater operational efficiencies and to reduce costs. It is expected that any such investment company will be managed by Scudder Kemper in substantially the same manner as the corresponding Fund. Shareholders of each Fund will be given at least 30 days' prior notice of any such investment, although they will not be entitled to vote on the action. Such investment would be made only if the Trustees determine it to be in the best interests of the respective Fund and its shareholders.

SUMMARY OF EXPENSES

The "Example" in the prospectus for Class B Shares and Class C Shares of certain of the Funds is amended in part as follows:

                                 CLASS B SHARES

               EXAMPLE(1)                              FUND               1 YEAR    3 YEARS    5 YEARS    10 YEARS
               ----------                              ----               ------    -------    -------    --------
You would pay the following expenses on a    Contrarian                    $64       $103       $145        $215
$1,000 investment, assuming (1) 5% annual    Dreman High Return Equity      63        102        144         211
return and (2) redemption at the end of      Small Cap Value                65        108        153         234
  each
time period:                                 Europe                         66        110        157         248
                                             Horizon 20+                    65        107        152         244
                                             Horizon 10+                    64        104        146         229
                                             Horizon 5                      62         97        135         217
You would pay the following expenses on      Contrarian                    $24       $ 73       $125        $215
the
same investment, assuming no redemption:     High Return Equity             23         72        124         211
                                             Small Cap Value                25         78        133         234
                                             Europe                         26         80        137         248
                                             Horizon 20+                    25         77        132         244
                                             Horizon 10+                    24         74        126         229
                                             Horizon 5                      22         67        115         217

(1) Assumes conversion to Class A shares six years after purchase. The contingent deferred sales charge was applied as follows: 1 year (4%), 3 years (3%), 5 years (2%) and 10 years (0%). See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class B Shares" in the prospectus for more information regarding the calculation of the contingent deferred sales charge.

                                 CLASS C SHARES

                  EXAMPLE(2)                             FUND           1 YEAR    3 YEARS    5 YEARS    10 YEARS
                  ----------                             ----           ------    -------    -------    --------
You would pay the following expenses on a
$1,000 investment, assuming (1) 5% annual         Contrarian             $38        $87       $148        $313
return and (2) redemption at the end of           High Return Equity      34         73        125         267
each time period:                                 Small Cap Value         32         69        117         252
                                                  Europe                  36         79        135         288
                                                  Horizon 20+             35         77        132         282
                                                  Horizon 10+             36         81        139         294
                                                  Horizon 5               32         68        116         249
You would pay the following expenses on the
same investment, assuming no redemption:          Contrarian             $28        $87       $148        $313
                                                  High Return Equity      24         73        125         267
                                                  Small Cap Value         22         69        117         252
                                                  Europe                  26         79        135         288
                                                  Horizon 20+             25         77        132         282
                                                  Horizon 10+             26         81        139         294
                                                  Horizon 5               22         68        116         249

(2) The contingent deferred sales charge was applied as follows: 1 year (1%), 3 years (0%), 5 years (0%) and 10 years (0%). See "Redemption or Repurchase of Shares -- Contingent Deferred Sales Charge -- Class C Shares" in the prospectus.

December 31, 1997
KMF-1N                                           (LOGO)PRINTED ON RECYCLED PAPER

KEMPER VALUE FUND, INC. ("KVF")       KEMPER EUROPE FUND ("KEUF")         KEMPER HORIZON FUND ("KHF")
     Kemper Contrarian Fund                  SUPPLEMENT TO                Kemper Horizon 20+ Portfolio
   Kemper-Dreman High Return                  STATEMENT OF                Kemper Horizon 10+ Portfolio
          Equity Fund                    ADDITIONAL INFORMATION            Kemper Horizon 5 Portfolio
  Kemper Small Cap Value Fund             DATED APRIL 1, 1997                    SUPPLEMENT TO
         SUPPLEMENT TO                 -------------------------                  STATEMENT OF
          STATEMENT OF                                                       ADDITIONAL INFORMATION
     ADDITIONAL INFORMATION                                                 DATED NOVEMBER 21, 1997
      DATED APRIL 25, 1997                                                 -------------------------
   -------------------------

                       KEMPER TARGET EQUITY FUND ("KTEF")
                 Kemper Retirement Fund-Series VII ("KRF-VII")
                           SUPPLEMENT TO STATEMENT OF
                             ADDITIONAL INFORMATION
                             DATED NOVEMBER 1, 1997
                           -------------------------

INVESTMENT RESTRICTIONS -- DELETIONS

With respect to KTEF, the following non-fundamental investment restrictions are deleted:

(with respect to KRF-VII), the Portfolio may not:

     (i) Invest in warrants if more than 5% of the Fund's net assets would be invested in warrants. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants not listed on the New York or American Stock Exchanges. Warrants acquired in units or attached to securities may be deemed to be without value for such purposes.

     (iii) Invest in oil, gas and other mineral leases.

     (iv) Invest more than 5% of the Fund's total assets in securities of issuers (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) which with their predecessors have a record of less than three years continuous operation and equity securities of issuers which are not readily marketable.

     (v) Invest more than 5% of its total assets in restricted securities, excluding restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933 that have been determined to be liquid pursuant to procedures adopted by the Board of Trustees, provided that the total amount of Fund assets invested in restricted securities and securities of issuers which with their predecessors have a record of less than three years continuous operation will not exceed 10% of total assets.

     (vi) Invest more than 10% of its total assets in securities of real estate investment trusts.

     (vii) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

     (x) Invest in interests in oil or gas exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.

OFFICERS AND TRUSTEES/DIRECTORS

Mr. Timbers is no longer a member of the Board of each of the Funds; Mr. Morax is no longer a member of the Board of KVF and KEUF. The following are new members of the Boards of each of the Funds:

DANIEL PIERCE (03/18/34), Trustee*, (63), 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper; Director, Fiduciary Trust Company; Director, Fiduciary Company Incorporated.

EDMOND D. VILLANI (03/04/47), Trustee*, (50), 345 Park Avenue, New York, New York; Chief Executive Officer, Scudder Kemper.

PORTFOLIO TRANSACTIONS

To the maximum extent feasible, it is expected that Scudder Kemper will place orders for portfolio transactions through Scudder Investor Services, Inc., Two International Place, Boston, Massachusetts 02110 ("SIS"), a corporation registered as a broker-dealer and a subsidiary of Scudder. SIS will place orders on behalf of the Funds with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from the Funds for this service.

December 31, 1997                                (LOGO)PRINTED ON RECYCLED PAPER
KMF-INN